Borrowings	12 Months Ended
Dec. 31, 2019
Borrowings
Borrowings

NOTE P. BORROWINGS

Short-Term Debt

($ in millions) At December 31:	2019	2018
Commercial paper	$304	$2,995
Short-term loans	971	161
Long-term debt—current maturities	7,522	7,051
Total	$8,797	$10,207

The weighted-average interest rate for commercial paper at December 31, 2019 and 2018 was 1.6 percent and 2.5 percent, respectively. The weighted-average interest rates for short-term loans were 6.1 percent and 4.3 percent at December 31, 2019 and 2018, respectively.

Long-Term Debt

Pre-Swap Borrowing

($ in millions)
At December 31:	Maturities	2019	2018*
U.S. dollar debt (weighted-average interest rate at December 31, 2019):**
3.0%	2019	$—	$5,465
2.3%	2020	4,326	4,344
2.5%	2021	8,498	5,529
2.6%	2022	6,289	3,529
3.3%	2023	2,388	2,428
3.3%	2024	5,045	2,037
6.7%	2025	636	600
3.3%	2026	4,350	1,350
4.7%	2027	969	969
6.5%	2028	313	313
3.5%	2029	3,250	—
5.9%	2032	600	600
8.0%	2038	83	83
4.5%	2039	2,745	745
4.0%	2042	1,107	1,107
7.0%	2045	27	27
4.7%	2046	650	650
4.3%	2049	3,000	—
7.1%	2096	316	316
		$44,594	$30,091
Other currencies (weighted-average interest rate at December 31, 2019, in parentheses):**
Euro (1.3%)	2020–2031	$14,306	$10,011
Pound sterling (2.7%)	2020–2022	1,390	1,338
Japanese yen (0.3%)	2022–2026	1,339	1,325
Other (6.1%)	2020–2022	375	390
		$62,003	$43,155
Finance lease obligations (2.0%)	2020–2030	204	41
		$62,207	$43,196
Less: net unamortized discount		881	802
Less: net unamortized debt issuance costs		142	76
Add: fair value adjustment+		440	337
		$61,624	$42,656
Less: current maturities		7,522	7,051
Total		$54,102	$35,605

*   Reclassified to conform to 2019 presentation.

** Includes notes, debentures, bank loans and secured borrowings.

+  The portion of the company’s fixed-rate debt obligations that is hedged is reflected in the Consolidated Balance Sheet as an amount equal to the sum of the debt’s carrying value and a fair value adjustment representing changes in the fair value of the hedged debt obligations attributable to movements in benchmark interest rates.

The company’s indenture governing its debt securities and its various credit facilities each contain significant covenants which obligate the company to promptly pay principal and interest, limit the aggregate amount of secured indebtedness and sale and leaseback transactions to 10 percent of the company’s consolidated net tangible assets, and restrict the company’s ability to merge or consolidate unless certain conditions are met. The credit facilities also include a covenant on the company’s consolidated net interest expense ratio, which cannot be less than 2.20 to 1.0, as well as a cross default provision with respect to other defaulted indebtedness of at least $500 million.

The company is in compliance with all of its significant debt covenants and provides periodic certifications to its lenders. The failure to comply with its debt covenants could constitute an event of default with respect to the debt to which such provisions apply. If certain events of default were to occur, the principal and interest on the debt to which such event of default applied would become immediately due and payable.

On May 15, 2019, the company issued an aggregate of $20 billion of indebtedness in the following eight tranches: $1.5 billion of 2-year floating rate notes priced at 3 month LIBOR plus 40 basis points, $1.5 billion of 2-year fixed rate notes with a 2.8 percent coupon, $2.75 billion of 3-year fixed rate notes with a 2.85 percent coupon, $3.0 billion of 5-year fixed rate notes with a 3.0 percent coupon, $3.0 billion of 7-year fixed rate notes with a 3.3 percent coupon, $3.25 billion of 10-year fixed rate notes with a 3.5 percent coupon, $2.0 billion of 20-year fixed rate notes with a 4.15 percent coupon and $3.0 billion of 30-year fixed rate notes with a 4.25 percent coupon. The proceeds from these debt issuances were primarily used for the acquisition of Red Hat. For additional information on this transaction, see note E, “Acquisitions & Divestitures.”

Additionally, the long-term debt table above includes Euro bonds that were issued in the first quarter of 2019 to partially finance the acquisition of Red Hat upon closing.

Post-Swap Borrowing (Long-Term Debt, Including Current Portion)

	2019		2018
($ in millions)		Weighted-Average		Weighted-Average
For the year ended December 31:	Amount	Interest Rate	Amount	Interest Rate
Fixed-rate debt	$52,169	2.9%	$28,770	2.7%
Floating-rate debt*	9,455	2.2%	13,886	3.0%
Total	$61,624		$42,656

* Includes $2,975 million in 2019 and $7,563 million in 2018 of notional interest rate swaps that effectively convert fixed-rate long-term debt into floating-rate debt. Refer to note T, “Derivative Financial Instruments,” for additional information.

Pre-swap annual contractual obligations of long-term debt outstanding at December 31, 2019, are as follows:

($ in millions)	Total
2020	$7,526
2021	9,826
2022	7,175
2023	5,374
2024	6,305
Thereafter	26,000
Total	$62,207

Interest on Debt

($ in millions) For the year ended December 31:	2019	2018	2017
Cost of financing	$608	$757	$658
Interest expense	1,344	723	615
Interest capitalized	5	3	5
Total interest paid and accrued	$1,957	$1,482	$1,278

Refer to the related discussion in note D, “Segments,” for total interest expense of the Global Financing segment. Refer to note T, “Derivative Financial Instruments,” for a discussion of the use of foreign currency denominated debt designated as a hedge of net investment, as well as a discussion of the use of currency and interest rate swaps in the company’s debt risk management program.

Lines of Credit

On July 18, 2019, the company extended the maturity date of its existing $10.25 billion Five-Year Credit Agreement by a period of one year. In addition, the company and IBM Credit LLC extended the maturity date of their existing $2.5 billion Three-Year Credit Agreement by a period of one year. Finally, the company and IBM Credit LLC entered into a new $2.5 billion, 364-Day Credit Agreement to replace the maturing $2.5 billion, 364-Day Credit Agreement. The new maturity dates for the Five-Year and Three-Year Credit Agreements are July 20, 2024 and July 20, 2022, respectively. Each of the facility sizes remained unchanged. The total expense recorded by the company related to the Five-Year Credit Agreement was $7.4 million in 2019, $6.7 million in 2018 and $6.1 million in 2017. The total expense recorded by the company related to the 364-Day and Three-Year Credit Agreements was $2.3 million in 2019, $2.1 million in 2018 and $2.8 million in 2017. The Five-Year Credit Agreement permits the company and its subsidiary borrowers to borrow up to $10.25 billion on a revolving basis. Borrowings of the subsidiary borrowers will be unconditionally backed by the company. The company may also, upon the agreement of either existing lenders, or of additional banks not currently party to the Five-Year Credit Agreement, increase the commitments under the Credit Agreement up to an additional $1.75 billion. The 364-Day Credit Agreement and the Three-Year Credit Agreement allow the company and IBM Credit (each a “Borrower”) to borrow up to an aggregate of $5 billion on a revolving basis. Neither Borrower is a guarantor or co-obligor of the other Borrower under the 364-Day and Three-Year Credit Agreements. Subject to certain conditions stated in the Five-Year, 364-Day and Three-Year Credit Agreements (the “Credit Agreements”), the Borrowers may borrow, prepay and re-borrow amounts under the Credit Agreements at any time during the term of such agreements. Funds borrowed may be used for the general corporate purposes of the Borrowers.

Interest rates on borrowings under the Credit Agreements will be based on prevailing market interest rates, as further described in the Credit Agreements. The Credit Agreements contain customary representations and warranties, covenants, events of default, and indemnification provisions. The company believes that circumstances that might give rise to breach of these covenants or an event of default, as specified in the Credit Agreements, are remote. The company also has other committed lines of credit in some of the geographies which are not significant in the aggregate. Interest rates and other terms of borrowing under these lines of credit vary from country to country, depending on local market conditions.

As of December 31, 2019, there were no borrowings by the company, or its subsidiaries, under these credit facilities.